UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10415
                                                     ---------

                   Lazard Alternative Strategies Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-632-1584
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2009
                                            ------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




Lazard Alternative Strategies Fund, LLC
(a Delaware Limited Liability Company)
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
For the Six Months Ended September 30, 2009 (Unaudited)

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Management Commentary                                                      1

Schedule of Investments                                                    3

Statement of Assets, Liabilities and Members' Capital - Net Assets         5

Statement of Operations                                                    6

Statement of Changes in Members' Capital - Net Assets                      7

Statement of Cash Flows                                                    8

Notes to Financial Statements                                              9

Additional Information                                                    18

(LAZARD LOGO)                                     Administrator:
                                                  PNC Global Investment Services
                                                  400 Bellevue Parkway
                                                  Wilmington
                                                  Delaware 19809
                                                  Tel: 302-791-2595
                                                  Fax: 302-791-4076

Lazard Alternative Strategies Fund, LLC
--------------------------------------------------------------------------------

November 2009

Dear Investor,

LAZARD ALTERNATIVE STRATEGIES FUND, LLC (the "Company") posted a 6.8% return over the six-month period ended September 30, 2009. Since inception on September 1, 2001, the Company has posted an annualized return of 5.4%, net of all fees. In addition, since inception, the Company's 4.0% volatility is within range of its targeted volatility of 3% to 5%.

                                                 April 1, 2009 to                     Annualized since
                                                    Sept 30, 2009         YTD 2009   September 1, 2001
                                                   Rate of Return   Rate of Return      Rate of Return
------------------------------------------------------------------------------------------------------
Lazard Alternative Strategies Fund, LLC (1)                   6.8%             8.6%               5.4%

Investment by Strategy

              (PIE CHART)

Relative Value                 34.41%
Event Driven                   21.77%
Long/Short                     18.22%
Tactical Trading               19.57%
Other Assets, less Liabilities  6.03%

----------

1 Returns are reported net of fees, including any incentive allocation. Total return is calculated for the members as a whole. An individual member's return may vary from these returns based on management fee, Incentive Allocation and the timing of capital contributions. Past performance, wherever stated in this letter, is not indicative of future results.

(LAZARD LOGO)
--------------------------------------------------------------------------------

The sharp rally that began in March continued for the majority of the second and third quarter. Macroeconomic news flow continued to improve across the world, with stimulus efforts in China in particular highlighting fundamental strength in emerging markets. Risk appetite rose unabated and portfolio flows into equities, high yield and other risk assets had their predictable impact on market levels.

The period was all about beta, with developed equity markets rising globally between 15% and 30%, emerging equities up 15% to 60%, credit returning double digits, and many commodities up over 20%. The Company participated in this rally, gaining 6.8% for the period, essentially flat to peers and appropriate benchmarks but underperforming pure beta, as is typical of the Company's performance pattern.

We have not changed our broad positioning convictions. We continue to see much uncertainty as to the path of economic recovery, particularly once the government impetus (TALF, PPIP, QE, fiscal stimulus, etc.) reaches its inevitable end. We still remain interested in being long volatility and convexity, light on embedded beta exposure, involved in strategies that can be nimble in adjusting their balance sheets and trading their positions, and as liquid as is practical. We continue to seek to avoid activism, lock-ups, private equity like distressed strategies and additional embedded beta.

Our portfolio has continued to generate alpha-oriented gains from a variety of strategies, even as several managers with negative beta or long volatility positions have suffered reversals. Even though the market continues to be driven by flows and, we hear constantly, has not done much differentiating between the quality of assets, we believe the current liquidity characteristics are bringing back the active participation of market-makers and broker/dealers, and their balance sheets. In addition to halting the incongruous slide in illiquid structured asset pricing, this dynamic should be healthy for the eventual trading of assets based on fundamentals, as sell-side research and proprietary capital seek out and exploit "edge."

Our task is to find hedge fund managers that meet stringent requirements for alpha generating ability on the investment side, integrity and robustness in business and operational structure, and appropriate liquidity characteristics. It is a tall order but not an impossible one, and since inception it has been, and for the foreseeable future will remain, our singular focus.

As always, please do not hesitate to call us with any questions or comments.

Sincerely,

   -s- Kit Boyatt                           -s- Christian Frei                      -s- Chris Heasman

Kit Boyatt                               Christian Frei                         Chris Heasman
Director                                 Director                               Director
Lazard Asset Management LLC              Lazard Asset Management LLC            Lazard Asset Management LLC

All information on allocations to hedge funds is as of September 30, 2009. The Company's allocations to various strategies, sub-styles, and hedge funds may change significantly over time.

(C) Lazard Asset Management LLC, 2009

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          PERCENTAGE
                                                                              OF
                                                                           MEMBERS'
                                                               COST         CAPITAL     FAIR VALUE
                                                            -----------   -----------   -----------
INVESTMENTS IN PORTFOLIO FUNDS (93.97%) #

EVENT DRIVEN (21.77%)
Bennelong Global Special Opportunities Fund Limited         $ 3,900,000       3.71%     $ 3,936,180
Farallon Capital Partners, L.P.                                       -       1.97%       2,090,389
Litespeed Partners, L.P.                                      2,400,000       3.82%       4,056,380
Paulson Advantage, L.P.                                               -       4.53%       4,801,767
Restoration Partners, LLC                                     3,900,000       3.68%       3,899,548
Spinnaker Global Strategic Redemption Pool Ltd.**               668,198       0.69%         734,387
Sunbeam Opportunities Fund LLC                                3,500,000       3.37%       3,570,732
                                                            -----------                 -----------
                                                             14,368,198                  23,089,383
                                                            -----------                 -----------

LONG/SHORT (18.22%)
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.       3,600,000       3.35%       3,555,675
Defiance Asset Management Fund, L.P.                          4,700,000       3.82%       4,065,029
Horseman Global Fund 2, L.P.                                  4,000,000       3.03%       3,211,664
Jetstream Global Fund, L.P.                                           -       5.07%       5,376,650
Permian Fund, L.P.                                            3,100,000       2.95%       3,124,424
                                                            -----------                 -----------
                                                             15,400,000                  19,333,442
                                                            -----------                 -----------

RELATIVE VALUE (34.41%)
Blue Mountain Credit Alternatives Fund L.P.**                 3,075,197       3.37%       3,574,492
Brownstone Partners Catalyst Fund, LLC                        2,900,000       3.86%       4,098,354
CRC Global Structured Credit Fund, Ltd.**                     4,500,000       6.77%       7,178,737
Ionic Capital LLC                                             5,000,000       5.67%       6,020,133
MKM Longboat Multi-Strategy Fund, L.P.**                        374,597       0.05%          50,019
Nisswa Fixed Income Fund L.P.                                 3,000,000       3.42%       3,627,321
Osmium Special Situations Fund Ltd                            3,000,000       3.00%       3,181,177
QFR Victoria Fund, Ltd.                                       2,751,469       6.09%       6,460,643
Victoria SPV                                                        808       0.00%           2,124
WAF Fund, L.P.                                                1,300,000       1.69%       1,794,427
West Side Partners, L.P.**                                    1,479,216       0.49%         521,205
                                                            -----------                 -----------
                                                             27,381,287                  36,508,632
                                                            -----------                 -----------

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2009 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                          PERCENTAGE
                                                                              OF
                                                                           MEMBERS'
                                                               COST         CAPITAL      FAIR VALUE
                                                            -----------   -----------   ------------
INVESTMENTS IN PORTFOLIO FUNDS (93.97%) # (CONCLUDED)

TACTICAL TRADING (19.57%)
Bear Stearns Structured Risk Partners Fund, L.P.**          $ 1,996,331       0.40%     $    419,817
Blue Mountain Equity Alternatives Fund L.P.**                 2,886,253       3.19%        3,388,563
CCP Quantitative Fund L.P.                                    1,100,000       1.05%        1,119,123
Comac Global Macro Fund Limited                               3,000,000       3.03%        3,199,134
Diamondback Partners, L.P.*                                   1,400,000       3.78%        4,011,630
Rubicon Global Partners, L.P.                                 2,600,000       3.49%        3,706,787
The Blenheim Fund, L.P.                                       2,800,000       4.63%        4,912,156
                                                            -----------                 ------------
                                                             15,782,584                   20,757,210
                                                            -----------                 ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS                        $72,932,069                   99,688,667
                                                            ===========

OTHER ASSETS, LESS LIABILITIES (6.03%)                                                     6,399,038
                                                                                        ------------
MEMBERS' CAPITAL - NET ASSETS (100.00%)                                                 $106,087,705
                                                                                        ============

#  Non-income producing securities.

*  Fair valued by Investment Adviser. (Note 2)

** Portfolio Fund has suspended or gated redemptions.

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   SEPTEMBER 30, 2009
                                                                   ------------------
ASSETS

Investments at fair value (cost - $72,932,069)                     $       99,688,667
Cash and cash equivalents                                                   4,423,837
Redemption receivable from Portfolio Funds                                  1,935,102
Investment in Portfolio Funds paid in advance                               3,700,000
                                                                   ------------------

        TOTAL ASSETS                                                      109,747,606
                                                                   ------------------

LIABILITIES

Redemption payable from contributing members' accounts                      2,509,268
Contributions received in advance                                             750,000
Management fee payable                                                        256,971
Professional fees payable                                                      81,981
Board of Managers' fees payable                                                17,250
Other accrued expenses                                                         44,431
                                                                   ------------------

        TOTAL LIABILITIES                                                   3,659,901
                                                                   ------------------

              NET ASSETS                                           $      106,087,705
                                                                   ==================

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions (net)                                        $       61,772,855
Accumulated net investment loss                                           (11,527,754)
Accumulated net realized gains                                             29,086,006
Accumulated net unrealized appreciation on investments                     26,756,598
                                                                   ------------------

        MEMBERS' CAPITAL - NET ASSETS                              $      106,087,705
                                                                   ==================

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          FOR THE SIX MONTHS ENDED
                                                                             SEPTEMBER 30, 2009
                                                                          ------------------------
EXPENSES
    Management fee                                                        $                530,175
    Professional fees                                                                       98,012
    Accounting and administration fees                                                      80,679
    Board of Managers' fees                                                                 47,500
    Custodian fees                                                                           9,355
    Miscellaneous                                                                           32,269
                                                                          ------------------------

    TOTAL EXPENSES                                                                         797,990
                                                                          ------------------------

    NET INVESTMENT LOSS                                                                   (797,990)
                                                                          ------------------------

NET REALIZED GAIN FROM INVESTMENTS                                                       2,158,442
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                     5,702,862
                                                                          ------------------------

    NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                                    7,861,304
                                                                          ------------------------

    NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS            $              7,063,314
                                                                          ========================

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED) AND THE YEAR ENDED
MARCH 31, 2009
--------------------------------------------------------------------------------

                                                          CONTRIBUTING     SPECIAL
                                                             MEMBERS        MEMBER        TOTAL
                                                          -------------    --------   -------------
MEMBERS' CAPITAL AT MARCH 31, 2008                        $ 126,888,254    $      -   $ 126,888,254

  Capital contributions                                      15,686,240           -      15,686,240
  Capital redemptions                                       (24,799,102)          -     (24,799,102)
  Net investment loss                                        (1,754,673)          -      (1,754,673)
  Net realized loss from investments                         (2,654,895)          -      (2,654,895)
  Net change in unrealized appreciation on investments       (6,330,703)          -      (6,330,703)
  Accrued Incentive Allocation from
     January 1, 2009 to March 31, 2009                           (1,427)      1,427               -
                                                          -------------    --------   -------------

MEMBERS' CAPITAL AT MARCH 31, 2009                        $ 107,033,694    $  1,427   $ 107,035,121
                                                          =============    ========   =============

  Capital contributions                                       5,749,579           -       5,749,579
  Capital redemptions                                       (13,760,309)          -     (13,760,309)
  Net investment loss                                          (797,990)          -        (797,990)
  Net realized gain from investments                          2,158,442           -       2,158,442
  Net change in unrealized appreciation on investments        5,702,862           -       5,702,862
  Accrued Incentive Allocation from
     April 1, 2009 to September 30, 2009                        (32,896)     32,896               -
                                                          -------------    --------   -------------

MEMBERS' CAPITAL AT SEPTEMBER 30, 2009                    $ 106,053,382    $ 34,323   $ 106,087,705
                                                          =============    ========   =============

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 FOR THE SIX MONTHS ENDED
                                                                                    SEPTEMBER 30, 2009
                                                                                 ------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Increase in members' capital resulting from operations                              $      7,063,314
  Adjustments to reconcile increase in members' capital resulting from operations to net cash provided by operating activities:
     Purchases of Portfolio Funds                                                        (16,905,698)
     Proceeds from redemption of Portfolio Funds                                          25,590,008
     Net realized gain from investments                                                   (2,158,442)
     Net change in unrealized appreciation on investments                                 (5,702,862)
     Decrease in management fee payable                                                      (38,905)
     Decrease in professional fees payable                                                   (42,994)
     Decrease in Board of Managers' fees payable                                              (6,500)
     Increase in other accrued expenses                                                       26,064
                                                                                    ----------------

     Net cash provided by operating activities                                             7,823,985
                                                                                    ----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Capital contributions, net of change in contributions received in advance             6,249,579
     Capital redemptions, net of change in redemptions payable                           (19,887,561)
                                                                                    ----------------

     Net cash used in financing activities                                               (13,637,982)
                                                                                    ----------------

Net decrease in cash and cash equivalents                                                 (5,813,997)
Cash and cash equivalents at beginning of period                                          10,237,834
                                                                                    ----------------
Cash and cash equivalents at end of period                                          $      4,423,837
                                                                                    ================

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Lazard Alternative Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on May 31, 2001. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The investment objective of the Company is to achieve long-term capital appreciation. The Company seeks to achieve its investment objective through the allocation of capital among selected alternative asset managers (the "Portfolio Managers") or the funds they operate ("Portfolio Funds"). The Company primarily invests in Portfolio Funds which are unregistered funds. Lazard Alternatives, LLC, a subsidiary of Lazard Asset Management LLC ("LAM"), a Delaware limited liability company, serves as the Company's investment adviser and manager (herein referred to as the "Investment Adviser" or "Lazard Alternatives") pursuant to an investment advisory agreement under which it directs the Company's investment program and pursuant to a management agreement under which it provides management and administration services to the Company. Lazard Alternative Strategies Holdings, LLC (the "Special Member"), an affiliate of the Investment Adviser, holds a non-voting special member interest (the "Special Member Account") in the Company for the purpose of receiving the Incentive Allocation. Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the members of the Board of Managers of the Company (the "Board").

2.    SIGNIFICANT ACCOUNTING POLICIES

      These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

      A.    NET ASSET VALUATION

      The net asset value is determined as of the close of business on the last business day of each month. The Company values interests in Portfolio Funds, valued at $99,688,667 (93.97% of members' capital) as of September 30, 2009, at fair value in accordance with procedures established by the Board, which ordinarily will be the value determined by the Portfolio Managers in accordance with the policies established by the relevant Portfolio Fund. Investments in Portfolio Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds' offering documents.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A.    NET ASSET VALUATION (CONTINUED)

      If the Investment Adviser determines that the most recent value reported by the Portfolio Fund does not represent fair value or if the Portfolio Fund fails to report a value to the Company, a fair value determination is made under procedures established by and under the general supervision of the Board. As of September 30, 2009, certain Portfolio Funds have assets maintained by certain Lehman Brothers, Inc. entities ("Lehman"), or have engaged in certain transactions with such Lehman entities. As a result of bankruptcy, administration or similar proceedings being commenced by Lehman, these Portfolio Funds may not be able to recover all or any portion of those assets with respect to those transactions. As a result, certain of the Portfolio Funds have, in their judgment, made corresponding adjustments to their valuations to take this into account. In addition, the Investment Adviser has adjusted the fair value of one particular Portfolio Fund, in accordance with the Company's valuation procedures, and in consultation with the Board, based on information provided by the Portfolio Fund or obtained from sources that the Investment Adviser believes to be reliable. These adjustments have been reflected in the Company's financial statements. Additional information may require further adjustments.

      FAIR VALUE MEASUREMENT: Investments measured and reported at fair value are classified and disclosed in one of the following categories:

      Level 1- Quoted prices are available in active markets for identical investments as of the reporting date. The Company does not adjust the quoted price for these investments.

      Level 2- Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies.

      Level 3- Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment.

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A.    NET ASSET VALUATION (CONTINUED)

      The following tables summarize the valuation of the Company's investments under the fair value hierarchy levels as of September 30, 2009:

                                 LEVEL 1   LEVEL 2     LEVEL 3         TOTAL
                                 -------   -------   ------------   ------------
ASSETS
Investments in Portfolio Funds     $ -       $ -     $ 99,688,667   $ 99,688,667

      The changes in investments measured at fair value for which the Company used Level 3 inputs to determine fair values are as follows:

Balance, March 31, 2009                                          $ 99,570,961
Purchase (Sales), Net                                              (7,743,598)
Realized and Unrealized Gain (Losses), Net                          7,861,304
                                                                 ------------
Balance, September 30, 2009                                      $ 99,688,667
                                                                 ============

Changes in Unrealized Gain (Losses) Related to
    Investments Held at September 30, 2009                       $  5,702,862
                                                                 ============

      Realized and unrealized gains (losses) recorded for Level 3 investments are reported as net realized loss from investments and net change in unrealized appreciation on investments in the Statement of Operations, as are the changes in unrealized gain (losses) related to investments held at September 30, 2009.

      B.    INVESTMENT INCOME AND EXPENSE

      Interest income is recorded on an accrual basis. The Portfolio Funds do not make regular cash distributions of income and gains and so are considered non-income producing securities.

      C.    GAINS AND LOSSES

      A partial sale of a Portfolio Fund will first reduce the cost basis of the Portfolio Fund, with any remaining sale proceeds therefore reducing unrealized appreciation/depreciation.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      D.    COMPANY EXPENSES

      The Company will bear all expenses incurred in the business of the Company, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; and expenses of meetings of the Board. The Company will also bear the management fee paid to the Investment Adviser.

      E.    INCOME TAXES

      As the Company will be treated as a partnership for federal, state and local income tax purposes, each member is individually required to report on its own tax return its share of the Company's taxable profit or loss. Therefore, no provision for the payment of federal, state or local income taxes has been made. The Company does withhold taxes on certain dividend income allocated to the Company from its investment in Portfolio Funds, for the Company's foreign partners.

      As of and during the period ended September 30, 2009, the Company did not have a liability for any unrecognized tax benefits. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Company did not incur any interest or penalties.

      The Company is subject to examination by U.S. Federal tax authorities and various state tax authorities for the tax years ended December 31, 2005 through December 31, 2008.

      F.    CASH EQUIVALENTS

      The Company treats all non-interest bearing accounts that mature within three months from the date of purchase as cash equivalents. At September 30, 2009, $4,423,837 was held in a non-interest bearing account at PFPC Trust Company.

      G.    ESTIMATES

      The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting year. Actual results could differ from these estimates.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3.    MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

      Lazard Alternatives provides certain administration and investor services to the Company, including, among other things, providing office space and other support services to the Company, preparing marketing and investor communications, maintaining and preserving certain records of the Company, preparing and filing various materials with state and federal regulators, providing certain legal and regulatory advice in connection with administrative functions and reviewing and arranging for payment of the Company's expenses. As the Investment Adviser, Lazard Alternatives is also responsible for managing the Company's assets and selecting Portfolio Funds. In consideration for such services, the Company pays Lazard Alternatives a quarterly management fee of 0.25% (1% on an annualized basis) of the Company's net assets.

      Net profits or net losses of the Company for each allocation period are allocated among and credited to or debited against the capital accounts of all members (but not the Special Member Account) as of the last day of each allocation period in accordance with the members' respective investment percentages for the allocation period.

      Generally at the end of each calendar year, an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a contributing member during the period (an "Incentive Allocation") will be debited from the contributing member's capital account (including the Investment Adviser's capital account) and credited to the Special Member Account; provided, however, that such Incentive Allocation will only be payable if the percentage increase in the contributing member's capital account balance during such calendar year, or such lesser period corresponding to such contributing member's investment, attributable to the net profits credited to the contributing member's capital account during such period (before deduction for Incentive Allocation) exceeds the hurdle rate. The hurdle rate is the average of the month-end LIBOR rates (London Interbank Offered Rates for U.S. Dollar deposits with a three month term). The accrued Incentive Allocation for the six months ended September 30, 2009 was $32,896.

      Each member of the Board ("Manager") who is not an "interested person" of the Company, as defined by the 1940 Act ("Independent Managers"), received an annual retainer of $10,000 plus a fee for each meeting attended. As of September 30, 2009, one Manager is an "interested person" of the Company. All Independent Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

      At September 30, 2009, related parties of the Investment Adviser and/or the Special Member held contributing member interests of $26,392,519 which is equal to approximately 24.88% of total members' capital.

      PFPC Trust Company serves as custodian of the Company's assets and provides custodial services for the Company. PNC Global Investment Servicing, Inc., formerly known as PFPC Inc., serves as administrator and accounting agent to the Company and in that capacity provides

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

      certain accounting, record keeping, and investor related services. The Company pays a monthly fee to the administrator based upon average net assets, subject to a minimum monthly fee, and reimburses certain of the administrator's expenses.

4.    SECURITIES TRANSACTIONS

      Aggregate purchases and proceeds from redemption of Portfolio Funds for the six months ended September 30, 2009 amounted to $13,205,698 and $20,949,296 respectively. The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Company from the Portfolio Funds. The allocated taxable income is reported to the Company by the Portfolio Funds. The Company has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Company as of September 30, 2009.

      Certain Portfolio Funds may suspend redemptions or invoke a gate limiting the ability of the Company to redeem from such Portfolio Funds. As of September 30, 2009, certain Portfolio Funds with a fair value of $6,963,055 (6.98% of total investments in Portfolio Funds) had gated redemptions, and certain Portfolio Funds with a fair value of $8,904,165 (8.93% of total investments in Portfolio Funds) had suspended redemptions.

5.    RISK FACTORS

      An investment in the Company involves a high degree of risk, including the risk that the entire amount invested may be lost. The Company allocates assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. No guarantee or representation is made that the investment program will be successful.

      The Company maintains cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

5.    RISK FACTORS (CONTINUED)

      So as to satisfy certain prohibitions on affiliated transactions imposed by the 1940 Act, the Company may limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities. Alternatively, to facilitate investments in Portfolio Funds deemed attractive by the Investment Adviser, the Company may purchase non-voting securities of, or waive its right to vote securities in, certain Portfolio Funds. In cases where the Company purchases non-voting securities of, or waives its right to vote securities in, a Portfolio Fund, the Company will not be able to vote on matters that require the approval of security holders of the Portfolio Fund, including matters that may be adverse to the Company's and its members' interests.

      Some of the Portfolio Funds may invest all or a portion of their assets in private placements which may be illiquid. Some of these investments are held in so-called "side pockets", sub-funds within the Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity that an investment in the Portfolio Funds may provide. Were the Company to seek to liquidate its investment in a Portfolio Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Company might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Company fully liquidated its interest in the Portfolio Fund, the value of its remaining investment in the Portfolio Fund would fluctuate. As of September 30, 2009, approximately 2.20% of the investments in Portfolio Funds by the Company were invested in side pockets.

6.    PORTFOLIO FUNDS

      The following is a summary of the investment objective and liquidity provisions of the Portfolio Funds that exceed 5% of the Company's members' capital at September 30, 2009.

      CRC Global Structured Credit Fund, Ltd. seeks to generate superior returns by investing primarily in asset-backed securities and other collaterized debt obligations and structured credits. CRC Global Structured Credit Fund, Ltd. allows for redemptions as of the last business day of any calendar month.

      Ionic Capital LLC seeks to generate superior risk-adjusted returns in both rising and falling markets. Ionic Capital LLC allows for redemptions as of the last day of any calendar quarter falling on or after the twelfth calendar month-end after such member's initial capital contribution.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

6.    PORTFOLIO FUNDS (CONTINUED)

      Jetstream Global Fund, L.P. seeks to achieve growth of capital primarily by investing in common stocks and using short sales and leverage as significant strategies. Jetstream Global Fund, L.P. allows for redemptions as of the last day of each calendar quarter.

      QFR Victoria Fund, Ltd. seeks to achieve long term capital appreciation by taking advantage of investment opportunities in non-G7 (emerging market) countries. QFR Victoria Fund, Ltd. allows redemptions as of the close of business on the last business day of any fiscal quarter.

7.    REPURCHASE OF COMPANY INTERESTS

      The Board may, from time to time and in its sole discretion, determine to cause the Company to repurchase interests or portions of interests in the Company from members pursuant to written tenders by members. The Investment Adviser expects that it will recommend to the Board that the Company offer to repurchase interests from members four times each year, effective as of March 31st, June 30th, September 30th, and December 31st of each year.

8.    GUARANTEES

      In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Company's experience, the risk of loss from such claims is considered remote.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

9.    FINANCIAL HIGHLIGHTS INFORMATION

                             SIX MONTHS ENDED
                            SEPTEMBER 30, 2009     YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                               (UNAUDITED)       MARCH 31, 2009   MARCH 31, 2008   MARCH 31, 2007   MARCH 31, 2006   MARCH 31, 2005
                            ------------------   --------------   --------------   --------------   --------------   --------------
Total return after
  Incentive Allocation*             6.82%              (7.82)%           4.02%            9.28%           10.73%            4.65%

Incentive Allocation               (0.00)%              0.00%           (0.64)%          (0.92)%          (1.09)%          (0.46)%
                               ---------           ---------        ---------        ---------        ---------        ---------
Total net return after
  Incentive Allocation*             6.82%              (7.82)%           3.38%            8.36%            9.64%            4.19%
                               =========           =========        =========        =========        =========        =========

Members' capital, end
  of year (000)                $ 106,088           $ 107,035        $ 126,888        $ 112,104        $ 111,247        $ 197,301

Portfolio Turnover                    13%                 21%              28%              45%              28%              27%

Annualized ratios to average members' capital:

Net investment loss                (1.47)%             (1.41)%          (1.27)%          (1.32)%          (1.04)%          (1.27)%

Operating expenses,
  before Incentive
  Allocation                        1.47%               1.44%            1.44%            1.55%            1.33%            1.34%

Incentive Allocation                0.03%               0.00%            0.63%            0.84%            0.89%            0.43%
                               ---------           ---------        ---------        ---------        ---------        ---------

Operating expenses and
  Incentive Allocation              1.50%               1.44%            2.07%            2.39%            2.22%            1.77%
                               =========           =========        =========        =========        =========        =========

* Total return is calculated for the members as a whole. An individual member's return may vary from these returns based on the management fee, Incentive Allocation and the timing of capital contributions.

10. SUBSEQUENT EVENTS

    The Investment Adviser has evaluated the impact of all subsequent events on the Company through November 20, 2009, the date the financial statements were issued, and has determined that there were additional capital contributions of $750,000 on October 1, 2009, which is reflected as Contributions received in advance on the Statement of Assets, Liabilities and Members' Capital - Net Assets, and additional capital contributions of $210,000 on November 1, 2009.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED) - SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

      A special meeting of members was held on September 30, 2009 to vote on the following proposal. The proposal received the required number of votes of members and was adopted.

      Proposal 1: To elect each of Kenneth S. Davidson, Nancy A. Eckl, Leon M. Pollack, Richard Reiss, Robert M. Solmson and John R. Reinsberg as a Manager of the Fund, each to serve for an indefinite term and until his or her successor is duly elected and qualified.

Manager                          For                   Withhold Authority
-------------------              -------------         ------------------
Kenneth S. Davidson              54,911,976.48         392,058.77
Nancy A. Eckl                    54,911,976.48         392,058.77
Leon M. Pollack                  54,911,976.48         392,058.77
Richard Reiss                    54,911,976.48         392,058.77
Robert M. Solmson                54,911,976.48         392,058.77
John R. Reinsberg                54,911,976.48         392,058.77

      A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available at the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov and may be obtained at no additional charge by calling collect 212-632-6409. The Company's proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling collect 212-632-6409 and (2) on the SEC's website at www.sec.gov. INFORMATION AS OF JUNE 30 EACH YEAR WILL GENERALLY BE AVAILABLE BY THE FOLLOWING AUGUST 31.

      The Company files a complete schedule of portfolio holdings on Form N-Q with the SEC within 60 days after the end of the first and third fiscal quarters. The Company's Forms N-Q are available at http://www.sec.gov and may be obtained at no additional charge by calling collect 302-791-2595. The Company's Form N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the managers may recommend nominees to the registrant's board of managers.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Lazard Alternative Strategies Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ John Reinsberg
                         -------------------------------------------------------
                           John Reinsberg, Chief Executive Officer
                           (principal executive officer)

Date                       December 1, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John Reinsberg
                         -------------------------------------------------------
                           John Reinsberg, Chief Executive Officer
                           (principal executive officer)

Date                       December 1, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jagatnarine Churaman
                         -------------------------------------------------------
                           Jagatnarine Churaman, Chief Financial Officer (principal financial officer)

Date                       December 1, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.